Sales - Trade receivables - Aging (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables past due and depreciated according to their age	€ 1,233	€ 1,050	€ 1,078
Later than one month and not later than six months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables past due and depreciated according to their age	720	641	723
Later than six months and not later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables past due and depreciated according to their age	208	203	140
Later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables past due and depreciated according to their age	€ 305	€ 206	€ 215